Capital structure, Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Equity compensation reserve [Abstract]
Share based payment expensed/capitalised	$ 4,277	$ 2,626	$ 2,331
Fair value of unlisted options exercised			(5,689)
Foreign currency translation reserve [Abstract]
Foreign currency translation differences for foreign operations	(45)	(2,523)	(9,361)
Total reserves	(3,098)	(5,438)
Equity compensation reserve [Member]
Equity compensation reserve [Abstract]
Balance at the beginning of period	7,278	5,755
Share based payment expensed/capitalised	4,277	2,626
Fair value of unlisted options exercised	0	0
Fair value of performance rights vested	(1,103)	(1,103)
Balance at the end of the financial period	9,663	7,278	5,755
Foreign currency translation reserve [Member]
Foreign currency translation reserve [Abstract]
Balance at the beginning of period	(12,716)	(10,193)
Foreign currency translation differences for foreign operations	(45)	(2,523)
Balance at the end of the financial period	$ (12,761)	$ (12,716)	$ (10,193)